Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2020	Nov. 30, 2019
Assets
Gross Amounts	$ 0	$ 58
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	0	58
Gross Amounts not Offset in the Balance Sheet	0	(4)
Net Amounts	0	54
Liabilities
Gross Amounts	10	25
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	10	25
Gross Amounts not Offset in the Balance Sheet	0	(4)
Net Amounts	$ 10	$ 21